[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

December 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AGL Separate Account D (“Registrant”)

American General Life Insurance Company (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act Number 811-02441)

(Central Index Key 0000089031)

FILE NUMBER	PRODUCT NAME
333-234473	ElitePlus Bonus
333-234474	One Multi-Manager
333-234476	Black, Blue and Green Variable Annuity Contracts
333-234477	Yellow and Orange Retirement Variable Annuities
333-234478	The Chairman
333-234479	Individual VA Contracts

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.    In connection with the above-referenced Registration Statements, the form of the Prospectus supplement and Statement of Additional Information supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2.    The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6307.

Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services